INCOME TAXES (Details 3) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Deferred tax assets, Current:
Allowance for doubtful accounts	$ 1,475	9,149	1,266
Deferred Revenue	903	5,604	2,436
Accruals	977	6,061	3,394
Less: valuation allowance	(26)	(156)
Net current deferred tax assets	3,329	20,658	7,096
Deferred tax assets, Non-current:
Tax losses	357	2,218	394
Property and equipment	158	980	1,719
Less: valuation allowance	(357)	(2,218)	(394)
Net non-current deferred tax assets	158	980	1,719
Total Deferred tax assets	3,487	21,638	8,815
Deferred tax liabilities, Non-current:
Property and equipment	7	44	2,127
Net non-current deferred tax liabilities	7	44	2,127
Total deferred tax liabilities	$ 7	44	2,127